Shareholder Report	6 Months Ended	18 Months Ended	110 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PARNASSUS FUNDS
Entity Central Index Key	0000747546
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000156024
Shareholder Report [Line Items]
Fund Name	Parnassus Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Value Equity Fund (Institutional Shares) returned -3.74% (net of fees) for the quarter, underperforming the Russell 1000 Value Index. Stock selection in the Health Care sector drove most of the underperformance. Selection in the Consumer Staples and Industrials sectors detracted to a lesser degree.

The portfolio's positioning remained steady. The Fund maintained its overweights in Information Technology, Communication Services and Financials. We sold Cisco Systems and bought Broadcom for more attractive networking exposure, while adding to our existing cable positions.

We maintained diversification. Our artificial intelligence-related (AI-related) investments in information technology were complemented by holdings that provided exposure to other parts of the economy.

Line Graph [Table Text Block]
	Parnassus Value Equity Fund	S&P 500 Index	Russell 1000® Value Index

2015	$10,000	$10,000	$10,000
2015	$9,978	$9,947	$9,597
2016	$12,141	$11,137	$11,262
2017	$14,573	$13,569	$12,801
2018	$12,642	$12,974	$11,742
2019	$16,885	$17,059	$14,859
2020	$21,565	$20,197	$15,274
2021	$28,330	$25,995	$19,117
2022	$24,476	$21,287	$17,676
2023	$27,888	$26,883	$19,703
2024	$29,590	$30,994	$21,008

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception
Parnassus Value Equity Fund - Institutional Shares (Incp: April 30, 2015)	15.38%	14.59%	12.56%
S&P 500 Index	24.56%	15.05%	13.13%
Russell 1000® Value Index	13.06%	9.01%	8.43%

Performance Inception Date			Apr. 30, 2015
AssetsNet	$ 4,902,949,310	$ 4,902,949,310	$ 4,902,949,310
Holdings Count | Holding	44	44	44
Advisory Fees Paid, Amount	$ 15,609,747
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,902,949,310
# of Portfolio Holdings	44
Portfolio Turnover Rate	10%
Advisory Fees Paid	$15,609,747

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Utilities	1.5%
Consumer Staples	2.9%
Real Estate	4.0%
Materials	4.4%
Consumer Discretionary	4.5%
Industrials	9.1%
Communication Services	12.2%
Health Care	15.9%
Information Technology	17.6%
Financials	27.4%

Largest Holdings [Text Block]

Top Ten Holdings

Verizon Communications Inc.	4.2%
Bank of America Corp.	3.5%
Oracle Corp.	3.3%
S&P Global Inc.	3.0%
Alphabet Inc., Class A	3.0%
Sysco Corp.	2.9%
Ball Corp.	2.8%
The Bank of New York Mellon Corp.	2.8%
Micron Technology Inc.	2.7%
Microsoft Corp.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000240327
Shareholder Report [Line Items]
Fund Name	Parnassus Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Growth Equity Fund (Institutional Shares) returned 3.78% (net of fees) for the quarter, underperforming the Russell 1000 Growth Index. The underperformance was primarily driven by our stock selection in the Information Technology sector. An overweight position and stock selection in the Financials sector also detracted.

We took advantage of recent sell-offs to add two new positions in Financials and Information Technology: MSCI and Workday, respectively. We offset these new holdings by trimming our existing positions and selling Palo Alto Networks within Information Technology.

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Parnassus Growth Equity Fund - Institutional Shares (Incp: December 28, 2022)	32.21%	42.03%
S&P 500 Index	24.56%	29.63%
Russell 1000® Growth Index	33.48%	45.33%

Performance Inception Date		Dec. 28, 2022
AssetsNet	$ 49,937,183	$ 49,937,183	$ 49,937,183
Holdings Count | Holding	41	41	41
Advisory Fees Paid, Amount	$ 21,511
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$49,937,183
# of Portfolio Holdings	41
Portfolio Turnover Rate	15%
Advisory Fees Paid	$21,511

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	2.0%
Consumer Staples	1.9%
Materials	2.9%
Industrials	4.2%
Consumer Discretionary	8.7%
Financials	10.4%
Communication Services	11.0%
Health Care	14.7%
Information Technology	44.2%

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	8.4%
Alphabet Inc., Class A	8.1%
NVIDIA Corp.	7.7%
Amazon.com Inc.	4.9%
Apple Inc.	4.5%
Visa Inc., Class A	4.1%
Eli Lilly & Co.	3.4%
Salesforce Inc.	3.3%
Broadcom Inc.	2.9%
Intuit Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000002468
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Fund
Class Name	Investor Shares
Trading Symbol	PARMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Mid Fund (Investor Shares) returned -5.80% (net of fees) for the quarter, underperforming the Russell Midcap Index. The portfolio's underperformance was primarily driven by stock selection. The Health Care and Industrials sectors were the biggest detractors, due in part to our overweight positioning in life sciences tools and freight transportation stocks.

We shifted the portfolio position in the Consumer Staples sector from a modest underweight to a significant underweight during the quarter and increased the overweight position in the Information Technology sector.

Line Graph [Table Text Block]
	Parnassus Mid Cap Fund	Russell 1000® Index	Russell Midcap Index

2013	$10,000	$10,000	$10,000
2014	$10,414	$10,557	$10,418
2015	$10,324	$10,653	$10,164
2016	$11,984	$11,938	$11,567
2017	$13,876	$14,526	$13,708
2018	$12,955	$13,831	$12,467
2019	$16,680	$18,178	$16,274
2020	$19,162	$21,989	$19,057
2021	$22,303	$27,806	$23,361
2022	$17,494	$22,488	$19,316
2023	$19,711	$28,453	$22,644
2024	$20,118	$32,504	$23,768

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Mid Cap Fund - Investor Shares	10.06%	4.98%	7.24%
Russell 1000® Index	23.88%	14.61%	12.51%
Russell Midcap Index	12.88%	9.46%	9.04%

AssetsNet	$ 3,037,798,726	$ 3,037,798,726	$ 3,037,798,726
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount	$ 12,512,960
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,037,798,726
# of Portfolio Holdings	40
Portfolio Turnover Rate	33%
Advisory Fees Paid	$12,512,960

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Utilities	2.3%
Communication Services	2.6%
Real Estate	4.1%
Materials	6.2%
Health Care	9.0%
Consumer Discretionary	10.6%
Financials	17.3%
Industrials	23.1%
Information Technology	24.0%

Largest Holdings [Text Block]

Top Ten Holdings

Fidelity National Information Services	3.9%
Guidewire Software Inc.	3.7%
Roper Technologies Inc.	3.6%
J.B. Hunt Transport Services Inc.	3.5%
Cboe Global Markets Inc.	3.5%
KLA Corp.	3.2%
TransUnion	3.2%
Republic Services Inc., Class A	3.1%
Hologic Inc.	3.1%
Ross Stores Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000002467
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	PARNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Mid Cap Growth Fund (Investor Shares) returned -3.20% (net of fees) for the second quarter of 2024, approximately in line with the Russell Midcap Growth Index's -3.21% return. Stock selection in the Information Technology and Industrials sectors contributed to relative results, while selection within Real Estate and Health Care detracted.

The portfolio position in Consumer Discretionary shifted from an overweight to an underweight during the quarter, while the overweight position in Information Technology increased.

Line Graph [Table Text Block]
	Parnassus Mid Cap Growth Fund	Russell 1000® Index	Russell Midcap Growth Index

2013	$10,000	$10,000	$10,000
2014	$10,609	$10,557	$10,507
2015	$10,637	$10,653	$10,486
2016	$12,068	$11,938	$11,254
2017	$14,008	$14,526	$14,097
2018	$12,645	$13,831	$13,427
2019	$16,416	$18,178	$18,189
2020	$21,112	$21,989	$24,662
2021	$23,090	$27,806	$27,801
2022	$15,350	$22,488	$20,372
2023	$20,815	$28,453	$25,648
2024	$21,729	$32,504	$27,181

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Mid Cap Growth Fund - Investor Shares	19.29%	7.43%	8.07%
Russell 1000® Index	23.88%	14.61%	12.51%
Russell Midcap Growth Index	15.05%	9.93%	10.52%

AssetsNet	$ 831,325,790	$ 831,325,790	$ 831,325,790
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount	$ 2,519,872
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$831,325,790
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%
Advisory Fees Paid	$2,519,872

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Communication Services	2.4%
Real Estate	3.1%
Materials	4.5%
Financials	9.1%
Consumer Discretionary	13.2%
Health Care	15.9%
Industrials	17.4%
Information Technology	33.9%

Largest Holdings [Text Block]

Top Ten Holdings

Guidewire Software Inc.	5.5%
Teradyne Inc.	4.9%
Equifax Inc.	4.3%
Trane Technologies plc	3.6%
KLA Corp.	3.6%
Agilent Technologies Inc.	3.4%
Ross Stores Inc.	3.4%
CoStar Group Inc.	3.1%
Monolithic Power Systems Inc.	3.0%
Mettler-Toledo International Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000002470
Shareholder Report [Line Items]
Fund Name	Parnassus Value Equity Fund
Class Name	Investor Shares
Trading Symbol	PARWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Value Equity Fund (Investor Shares) returned -3.81% (net of fees) for the quarter, underperforming the Russell 1000 Value Index. Stock selection in the Health Care sector drove most of the underperformance. Selection in the Consumer Staples and Industrials sectors detracted to a lesser degree.

The portfolio's positioning remained steady. The Fund maintained its overweights in Information Technology, Communication Services and Financials. We sold Cisco Systems and bought Broadcom for more attractive networking exposure, while adding to our existing cable positions.

We maintained diversification. Our artificial intelligence-related (AI-related) investments in information technology were complemented by holdings that provided exposure to other parts of the economy.

Line Graph [Table Text Block]
	Parnassus Value Equity Fund	S&P 500 Index	Russell 1000® Value Index

2013	$10,000	$10,000	$10,000
2014	$10,883	$10,612	$10,478
2015	$11,237	$10,758	$10,077
2016	$13,643	$12,045	$11,824
2017	$16,346	$14,675	$13,440
2018	$14,141	$14,031	$12,329
2019	$18,849	$18,449	$15,601
2020	$24,017	$21,844	$16,037
2021	$31,491	$28,114	$20,072
2022	$27,141	$23,023	$18,559
2023	$30,859	$29,075	$20,686
2024	$32,703	$33,521	$22,057

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Value Equity Fund - Investor Shares	15.13%	14.34%	12.58%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.06%	9.01%	8.23%

AssetsNet	$ 4,902,949,310	$ 4,902,949,310	$ 4,902,949,310
Holdings Count | Holding	44	44	44
Advisory Fees Paid, Amount	$ 15,609,747
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,902,949,310
# of Portfolio Holdings	44
Portfolio Turnover Rate	10%
Advisory Fees Paid	$15,609,747

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Utilities	1.5%
Consumer Staples	2.9%
Real Estate	4.0%
Materials	4.4%
Consumer Discretionary	4.5%
Industrials	9.1%
Communication Services	12.2%
Health Care	15.9%
Information Technology	17.6%
Financials	27.4%

Largest Holdings [Text Block]

Top Ten Holdings

Verizon Communications Inc.	4.2%
Bank of America Corp.	3.5%
Oracle Corp.	3.3%
S&P Global Inc.	3.0%
Alphabet Inc., Class A	3.0%
Sysco Corp.	2.9%
Ball Corp.	2.8%
The Bank of New York Mellon Corp.	2.8%
Micron Technology Inc.	2.7%
Microsoft Corp.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000156023
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	PFPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Mid Cap Fund (Institutional Shares) returned -5.77% (net of fees) for the quarter, underperforming the Russell Midcap Index. The portfolio's underperformance was primarily driven by stock selection. The Health Care and Industrials sectors were the biggest detractors, due in part to our overweight positioning in life sciences tools and freight transportation stocks.

We shifted the portfolio position in the Consumer Staples sector from a modest underweight to a significant underweight during the quarter and increased the overweight position in the Information Technology sector.

Line Graph [Table Text Block]
	Parnassus Mid Cap Fund	Russell 1000® Index	Russell Midcap Index

2015	$10,000	$10,000	$10,000
2015	$9,870	$9,864	$9,471
2016	$11,477	$11,053	$10,778
2017	$13,318	$13,450	$12,774
2018	$12,467	$12,806	$11,617
2019	$16,084	$16,831	$15,165
2020	$18,524	$20,359	$17,758
2021	$21,605	$25,745	$21,769
2022	$16,979	$20,821	$18,000
2023	$19,172	$26,344	$21,100
2024	$19,587	$30,094	$22,148

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception
Parnassus Mid Cap Fund - Institutional Shares (Incp: April 30, 2015)	10.27%	5.21%	7.61%
Russell 1000® Index	23.88%	14.61%	12.77%
Russell Midcap Index	12.88%	9.46%	9.06%

Performance Inception Date			Apr. 30, 2015
AssetsNet	$ 3,037,798,726	$ 3,037,798,726	$ 3,037,798,726
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount	$ 12,512,960
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,037,798,726
# of Portfolio Holdings	40
Portfolio Turnover Rate	33%
Advisory Fees Paid	$12,512,960

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Utilities	2.3%
Communication Services	2.6%
Real Estate	4.1%
Materials	6.2%
Health Care	9.0%
Consumer Discretionary	10.6%
Financials	17.3%
Industrials	23.1%
Information Technology	24.0%

Largest Holdings [Text Block]

Top Ten Holdings

Fidelity National Information Services	3.9%
Guidewire Software Inc.	3.7%
Roper Technologies Inc.	3.6%
J.B. Hunt Transport Services Inc.	3.5%
Cboe Global Markets Inc.	3.5%
KLA Corp.	3.2%
TransUnion	3.2%
Republic Services Inc., Class A	3.1%
Hologic Inc.	3.1%
Ross Stores Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000156022
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	PFPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Mid Cap Growth Fund (Institutional Shares) returned -3.17% (net of fees) for the second quarter of 2024, mostly outperforming the Russell Midcap Growth Index's -3.21% return. Stock selection in the Information Technology and Industrials sectors contributed to relative results, while selection within Real Estate and Health Care detracted.

The portfolio position in Consumer Discretionary shifted from an overweight to an underweight during the quarter, while the overweight position in Information Technology increased.

Line Graph [Table Text Block]
	Parnassus Mid Cap Growth Fund	Russell 1000® Index	Russell Midcap Growth Index

2015	$10,000	$10,000	$10,000
2015	$9,763	$9,864	$9,538
2016	$11,089	$11,053	$10,237
2017	$12,891	$13,450	$12,823
2018	$11,658	$12,806	$12,213
2019	$15,152	$16,831	$16,545
2020	$19,517	$20,359	$22,432
2021	$21,373	$25,745	$25,288
2022	$14,224	$20,821	$18,531
2023	$19,311	$26,344	$23,329
2024	$20,173	$30,094	$24,724

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception
Parnassus Mid Cap Growth Fund - Institutional Shares (Incp: April 30, 2015)	19.44%	7.57%	7.96%
Russell 1000® Index	23.88%	14.61%	12.77%
Russell Midcap Growth Index	15.05%	9.93%	10.38%

Performance Inception Date			Apr. 30, 2015
AssetsNet	$ 831,325,790	$ 831,325,790	$ 831,325,790
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount	$ 2,519,872
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$831,325,790
# of Portfolio Holdings	40
Portfolio Turnover Rate	20%
Advisory Fees Paid	$2,519,872

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Communication Services	2.4%
Real Estate	3.1%
Materials	4.5%
Financials	9.1%
Consumer Discretionary	13.2%
Health Care	15.9%
Industrials	17.4%
Information Technology	33.9%

Largest Holdings [Text Block]

Top Ten Holdings

Guidewire Software Inc.	5.5%
Teradyne Inc.	4.9%
Equifax Inc.	4.3%
Trane Technologies plc	3.6%
KLA Corp.	3.6%
Agilent Technologies Inc.	3.4%
Ross Stores Inc.	3.4%
CoStar Group Inc.	3.1%
Monolithic Power Systems Inc.	3.0%
Mettler-Toledo International Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505
C000240326
Shareholder Report [Line Items]
Fund Name	Parnassus Growth Equity Fund
Class Name	Investor Shares
Trading Symbol	PFGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the period?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Growth Equity Fund (Investor Shares) returned 3.74% (net of fees) for the quarter, underperforming the Russell 1000 Growth Index. The underperformance was primarily driven by our stock selection in the Information Technology sector. An overweight position and stock selection in the Financials sector also detracted.

We took advantage of recent sell-offs to add two new positions in Financials and Information Technology: MSCI and Workday, respectively. We offset these new holdings by trimming our existing positions and selling Palo Alto Networks within Information Technology.

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Parnassus Growth Equity Fund - Investor Shares (Incp: December 28, 2022)	31.95%	41.74%
S&P 500 Index	24.56%	29.63%
Russell 1000® Growth Index	33.48%	45.33%

Performance Inception Date		Dec. 28, 2022
AssetsNet	$ 49,937,183	$ 49,937,183	$ 49,937,183
Holdings Count | Holding	41	41	41
Advisory Fees Paid, Amount	$ 21,511
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$49,937,183
# of Portfolio Holdings	41
Portfolio Turnover Rate	15%
Advisory Fees Paid	$21,511

Holdings [Text Block]

Sector Allocation (%)

Value	Value
Short-Term Investments, Other Assets & Liabilities	2.0%
Consumer Staples	1.9%
Materials	2.9%
Industrials	4.2%
Consumer Discretionary	8.7%
Financials	10.4%
Communication Services	11.0%
Health Care	14.7%
Information Technology	44.2%

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	8.4%
Alphabet Inc., Class A	8.1%
NVIDIA Corp.	7.7%
Amazon.com Inc.	4.9%
Apple Inc.	4.5%
Visa Inc., Class A	4.1%
Eli Lilly & Co.	3.4%
Salesforce Inc.	3.3%
Broadcom Inc.	2.9%
Intuit Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting period.
Updated Prospectus Phone Number	800-999-3505